ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2026	2025
Loan from third parties (i)	$2,476,014	$-
VAT payable	556,192	443,833
Payroll payable	492,354	355,182
Accrued expenses	1,490	274,732
Others	3,907	42,267
Total	$3,529,957	$1,116,014

(i)	In April and May 2026, the Company entered into interest-free loan agreements with third parties, respectively. Each loan agreement had a loan amount of $1,179,055 (RMB8,000,000) and $1,296,960 (RMB8,800,000), with maturity dates in October and November 2026, respectively.